Convertible Series 1 Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 09, 2016	Sep. 30, 2017	Jun. 29, 2017	Dec. 31, 2016	Dec. 31, 2015
Convertible Series 1 Preferred Stock (Textual)
Preferred stock, par value		$ 0.001		$ 0.001	$ 0.001
Convertible Series 1 Preferred Stock [Member]
Convertible Series 1 Preferred Stock (Textual)
Securities purchase agreement, description	(i) an 8% Original Issue Discount Senior Convertible Debenture in an aggregate principal amount of $5,700,000 and (ii) 2,250 shares of newly created Series 1 Convertible Preferred Stock for an aggregate purchase price of $5,000,000. (See Note 15)
Preferred stock, stated value			$ 0.001	1,000
Preferred stock, par value				$ 0.001
Preferred stock, liquidation preference				$ 2,250,000
Preferred stock convertible price, per share	$ 22.50
Preferred stock convertible value of share issued	$ 15,000